Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

We believe that performance-based compensation leads to results that are consistent with stockholder and customer interests.

For each covered fiscal year, these are the names of the CEO and each non-CEO Named Executive Officers whose compensation is included in the Pay versus Performance table below:

Year	CEO	Non-CEO NEOs
2024	Zhiguang Hu, Yunfei Li	Jiewei Li, Xiangyu Pei
2023	Yunfei Li	Jiewei Li, Xiangyu Pei
2022	Yunfei Li	Xiangyu Pei

The table below provides pay and performance data for the three most recently completed fiscal years. The use of the term “compensation actually paid” (“CAP”) is required and defined by the SEC’s rules and does not reflect the actual amount of compensation earned or paid during the applicable year.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(2)	Value of $100 Investment Based on: Company Total Shareholder Return	Net Income (Loss)

2024	$288,420	$229,744	$118,404	$97,182	$18.58	$9,585,150

2023	321,164	548,962	79,308	93,757	20.75	$(8,539,327)

2022	177,658	235,853.85	115,556	155,306.32	$19.57	$(11,327,811)
(1)	Amounts deducted or added to calculate the compensation actually paid to Yunfei Li and Zhiguang Hu for each of the following fiscal years

For CEO

Year	Summary compensation table total	Less: Summary compensation table total equity (stock awards + option awards)	Plus: FV as of fiscal year end of stock and option awards granted in covered year	Plus: Change in FV of outstanding unvested stock and option awards from prior years	Plus: Change in FV of stock and option awards from prior years that vested in the covered year	Plus: For awards granted in the covered year that vested during the covered year	Less: FV at prior fiscal year-end of stock and option awards forfeited during the covered year	Compensation actually paid
	$	$	$	$	$	$	$	$
2024	288,420	(4,817)	-	(7,776)	(1,926)	-	(44,157)	229,744
2023	321,164	-119,832	-199,536	-559	-	170,250	-21,957	548,962
2022	177,658	-5,678	-	45,207	18,667	--	-	235,854
(2)	Amounts deducted or added to calculate the compensation actually paid to other NEOs, on average, for each of the following fiscal years

Average
Non-CEO
NEOs

Year	Summary compensation table total	Less: Summary compensation table total equity (stock awards + option awards)	Plus: FV as of fiscal year end of stock and option awards granted in covered year	Plus: Change in FV of outstanding unvested stock and option awards from prior years	Plus: Change in FV of stock and option awards from prior years that vested in the covered year	Plus: For awards granted in the covered year that vested during the covered year	Less: FV at prior fiscal year- end of stock and option awards forfeited during the covered year	Compensation actually paid
	$	$	$	$	$	$	$	$
2024	118,404	(9,634)	-	1,647	(3,852)	-	(9,383)	97,182
2023	79,308	-7,989	13,302	-56	-	11,350	-2158	93,757
2022	115,556.00	-2,555.00	0	33,905.32	8,400.00	-	-	155,306.32

PEO Total Compensation Amount		$ 288,420	$ 321,164	$ 177,658
PEO Actually Paid Compensation Amount	[1]	$ 229,744	548,962	235,853.85
Adjustment To PEO Compensation, Footnote	Amounts deducted or added to calculate the compensation actually paid to Yunfei Li and Zhiguang Hu for each of the following fiscal years

For CEO

Year	Summary compensation table total	Less: Summary compensation table total equity (stock awards + option awards)	Plus: FV as of fiscal year end of stock and option awards granted in covered year	Plus: Change in FV of outstanding unvested stock and option awards from prior years	Plus: Change in FV of stock and option awards from prior years that vested in the covered year	Plus: For awards granted in the covered year that vested during the covered year	Less: FV at prior fiscal year-end of stock and option awards forfeited during the covered year	Compensation actually paid
	$	$	$	$	$	$	$	$
2024	288,420	(4,817)	-	(7,776)	(1,926)	-	(44,157)	229,744
2023	321,164	-119,832	-199,536	-559	-	170,250	-21,957	548,962
2022	177,658	-5,678	-	45,207	18,667	--	-	235,854

Non-PEO NEO Average Total Compensation Amount		$ 118,404	79,308	115,556
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 97,182	93,757	155,306.32
Adjustment to Non-PEO NEO Compensation Footnote	Amounts deducted or added to calculate the compensation actually paid to other NEOs, on average, for each of the following fiscal years

Average
Non-CEO
NEOs

Year	Summary compensation table total	Less: Summary compensation table total equity (stock awards + option awards)	Plus: FV as of fiscal year end of stock and option awards granted in covered year	Plus: Change in FV of outstanding unvested stock and option awards from prior years	Plus: Change in FV of stock and option awards from prior years that vested in the covered year	Plus: For awards granted in the covered year that vested during the covered year	Less: FV at prior fiscal year- end of stock and option awards forfeited during the covered year	Compensation actually paid
	$	$	$	$	$	$	$	$
2024	118,404	(9,634)	-	1,647	(3,852)	-	(9,383)	97,182
2023	79,308	-7,989	13,302	-56	-	11,350	-2158	93,757
2022	115,556.00	-2,555.00	0	33,905.32	8,400.00	-	-	155,306.32

Compensation Actually Paid vs. Company Selected Measure

Relationship between Financial Performance Measures and Executive Compensation Actually Paid

As illustrated in the above table, for the fiscal year ended December 31, 2024, the summary compensation table total for our PEO and average summary compensation table for our non-PEO NEOs were $288,420 and $118,404, respectively. The amounts actually paid to our PEO and average amounts actually paid to our non-PEO NEOs based on CAP were also $229,744 and $97,182, respectfully. During such period, the cumulative TSR of our common stock for an initial fixed $100 investment was $60.26.

For the fiscal year ended December 31, 2023, the summary compensation table total for our PEO and average summary compensation table for our non-PEO NEOs were $321,164 and $79,308, respectively, and the amounts actually paid to our PEO and average amounts actually paid to our non-PEO NEOs based on CAP were $548,962 and $93,757, respectfully. During such period, the cumulative total shareholder return (“TSR”) of our common stock for an initial fixed $100 investment was $67.31.

For the fiscal year ended December 31, 2022, the summary compensation table total for our PEO and average summary compensation table for our non-PEO NEOs were $177,658 and $115,556, respectively, and the amounts actually paid to our PEO and average amounts actually paid to our non-PEO NEOs based on CAP were $235,853.85 and $155,306.32, respectfully. During such period, the cumulative total shareholder return (“TSR”) of our common stock for an initial fixed $100 investment was $63.46.

The Company’s fiscal 2022 net loss of $11,327,811 decreased to a net loss of $8,539,327 in fiscal 2023. The Company’s net loss increased to $9,585,150 in fiscal 2024.

Total Shareholder Return Amount		$ 18.58	20.75	19.57
Net Income (Loss)		$ 9,585,150	$ (8,539,327)	$ (11,327,811)
PEO Name		Zhiguang Hu, Yunfei Li	Yunfei Li	Yunfei Li
PEO | Less: Summary compensation table total equity (stock awards + option awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (4,817)	$ (119,832)	$ (5,678)
PEO | Plus: FV as of fiscal year end of stock and option awards granted in covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(199,536)
PEO | Plus: Change in FV of outstanding unvested stock and option awards from prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,776)	(559)	45,207
PEO | Plus: Change in FV of stock and option awards from prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,926)		18,667
PEO | Plus: For awards granted in the covered year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			170,250
PEO | Less: FV at prior fiscal year-end of stock and option awards forfeited during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,157)	(21,957)
Non-PEO NEO | Less: Summary compensation table total equity (stock awards + option awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,634)	(7,989)	(2,555)
Non-PEO NEO | Plus: FV as of fiscal year end of stock and option awards granted in covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,302	0
Non-PEO NEO | Plus: Change in FV of outstanding unvested stock and option awards from prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,647	(56)	33,905.32
Non-PEO NEO | Plus: Change in FV of stock and option awards from prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,852)		8,400
Non-PEO NEO | Plus: For awards granted in the covered year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,350
Non-PEO NEO | Less: FV at prior fiscal year-end of stock and option awards forfeited during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (9,383)	$ (2,158)

[1]	Amounts deducted or added to calculate the compensation actually paid to Yunfei Li and Zhiguang Hu for each of the following fiscal years

For CEO

Year	Summary compensation table total	Less: Summary compensation table total equity (stock awards + option awards)	Plus: FV as of fiscal year end of stock and option awards granted in covered year	Plus: Change in FV of outstanding unvested stock and option awards from prior years	Plus: Change in FV of stock and option awards from prior years that vested in the covered year	Plus: For awards granted in the covered year that vested during the covered year	Less: FV at prior fiscal year-end of stock and option awards forfeited during the covered year	Compensation actually paid
	$	$	$	$	$	$	$	$
2024	288,420	(4,817)	-	(7,776)	(1,926)	-	(44,157)	229,744
2023	321,164	-119,832	-199,536	-559	-	170,250	-21,957	548,962
2022	177,658	-5,678	-	45,207	18,667	--	-	235,854

[2]	Amounts deducted or added to calculate the compensation actually paid to other NEOs, on average, for each of the following fiscal years

Average
Non-CEO
NEOs

Year	Summary compensation table total	Less: Summary compensation table total equity (stock awards + option awards)	Plus: FV as of fiscal year end of stock and option awards granted in covered year	Plus: Change in FV of outstanding unvested stock and option awards from prior years	Plus: Change in FV of stock and option awards from prior years that vested in the covered year	Plus: For awards granted in the covered year that vested during the covered year	Less: FV at prior fiscal year- end of stock and option awards forfeited during the covered year	Compensation actually paid
	$	$	$	$	$	$	$	$
2024	118,404	(9,634)	-	1,647	(3,852)	-	(9,383)	97,182
2023	79,308	-7,989	13,302	-56	-	11,350	-2158	93,757
2022	115,556.00	-2,555.00	0	33,905.32	8,400.00	-	-	155,306.32